Operating Expenses - Schedule of Operating Expenses (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Analysis of income and expense [abstract]
Employee benefit cost	₩ 4,592,773	₩ 5,628,058	₩ 4,556,832
Depreciation	2,849,519	2,827,518	2,723,610
Depreciation of right-of-use assets	430,977	410,925	402,737
Amortization of intangible assets	599,700	639,268	683,784
Commissions	1,587,845	1,403,381	1,264,729
Interconnection charges	397,239	410,872	436,598
International interconnection fee	129,330	138,807	140,433
Purchase of inventories	3,668,466	3,526,723	3,595,345
Changes of inventories	549,841	(27,947)	(203,071)
Sales commission	2,599,589	2,258,121	2,353,318
Service cost	2,445,981	2,141,856	2,229,709
Utilities	571,127	555,856	544,675
Taxes and dues	267,932	265,305	250,651
Rent	153,584	147,607	167,576
Insurance premium	68,383	68,443	66,737
Installation fee	172,887	164,969	174,238
Advertising expenses	168,768	169,189	153,750
Allowance for bad debts	121,010	151,486	150,549
Card service cost	2,793,707	3,009,170	3,189,376
Loss on disposal of property and equipment	51,655	90,373	72,710
Loss on disposal of intangible assets	8,955	9,713	5,328
Loss on disposal of right-of-use assets	2,814	2,578	2,115
Loss on disposal of investments in associates	1,753	17	0
Loss on disposal of investments in subsidiaries	6,564	7,998	0
Impairment loss on property and equipment	15,317	7,183	7,871
Impairment loss on intangible assets	43,132	239,312	236,206
Donations	14,479	9,499	24,664
Other allowance for bad debts	19,770	26,475	34,112
Others	1,686,153	1,801,660	1,902,214
Total	26,019,250	26,084,415	25,166,796
Salaries and wages	125,060	109,464	104,828
Depreciation	23,643	23,267	28,801
Amortization of intangible assets	₩ 9,847	₩ 12,443	₩ 4,858